Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Limited Duration Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Asset-Backed Securities ( 18 .6% )
$ 550,000 AIO Issuer LLC , Series 2024-1A , Class A2 ,
6.00% , 10/26/54 , Callable 10/25/29 @ 100
* (a)
$ 533,431
340,141 CLI Funding VIII LLC , Series 2021-1A , Class B ,
2.38% , 2/18/46
(a)
.................. 313,776
571,842 CWABS Asset-Backed Certificates Trust , Series
2007-4 , Class A4W , 4.25% , 4/25/47 , Callable
8/25/28 @ 100
* (b)
.................. 552,158
457,984 Fremont Home Loan Trust , Series 2004-3 , Class
M5 , 5.57% ( TSFR1M + 199 bps ) , 11/25/34 ,
Callable 6/25/26 @ 100
*
............. 308,592
888,890 Goodgreen Trust , Series 2020-1A , Class A ,
2.63% , 4/15/55 , Callable 10/15/38 @ 100
* (a)
742,933
595,000 HI-FI Music IP Issuer LP , Series 2022-1A , Class
A2 , 3.94% , 2/1/62 , Callable 8/1/26 @ 100
* (a)
590,942
147,059 PNMAC GMSR Issuer Trust , Series 2024-GT1 ,
Class A , 6.78% ( TSFR1M + 320 bps ) ,
3/25/29
(a)
....................... 148,129
31,400 RAMP Trust , Series 2002-RS2 , Class AI5 , 6.03% ,
3/25/32 , Callable 6/25/26 @ 100
*
....... 30,968
407 Saxon Asset Securities Trust , Series 2003-3 ,
Class AF6 , 3.97% , 12/25/33 , Callable 6/25/26
@ 100
* (b) (c)
...................... 392
26,808 Soundview Home Loan Trust , Series 2005-B ,
Class M2 , 6.22% , 5/25/35 , Callable 6/25/26
@ 100
* (b) (c)
...................... 24,891
242,038 Textainer Marine Containers VII, Ltd. , Series
2020-1A , Class A , 2.73% , 8/21/45 , Callable
6/20/26 @ 100
* (a)
.................. 233,435
123,323 Willis Engine Structured Trust VI , Series 2021-A ,
Class A , 3.10% , 5/15/46 , Callable 5/15/29 @
100
* (a)
......................... 115,756
623,888 Zaxbys Funding LLC , Series 2021-1A , Class A2 ,
3.24% , 7/30/51 , Callable 7/30/26 @ 100
* (a)
. 594,150
Total Asset-Backed Securities (Cost $ 4,535,920 ) ............... 4,189,553
Mortgage-Backed Securities
†
( 45 .4% )
Alt-A - Adjustable Rate Mortgage-Backed Securities ( 0 .2% )
45,854 Bear Stearns Alternative Trust , Series 2006-1 ,
Class 21A2 , 4.34% , 2/25/36 , Callable 6/25/26
@ 100
* (b)
....................... 31,558
685 Deutsche Alternative Securities Mortgage Loan
Trust , Series 2006-AB4 , Class A1B1 , 3.80%
( TSFR1M + 21 bps ) , 10/25/36 , Callable
6/25/26 @ 100
*
................... 579
13,275 RALI Trust , Series 2004-QA4 , Class NB21 ,
5.32% , 9/25/34 , Callable 6/25/26 @ 100
* (b)
. 12,914
45,051
Alt-A - Fixed Rate Mortgage-Backed Securities ( 2 .1% )
14,309 Alternative Loan Trust , Series 2006-31CB , Class
A16 , 6.00% , 11/25/36 , Callable 6/25/26 @
100
*
.......................... 7,499
168,387 Alternative Loan Trust , Series 2006-J8 , Class A2 ,
6.00% , 2/25/37 , Callable 6/25/26 @ 100
*
.. 60,711
50,275 Alternative Loan Trust , Series 2004-J8 , Class 2A1 ,
7.00% , 8/25/34 , Callable 6/25/26 @ 100
*
.. 54,431
7,316 ChaseFlex Trust , Series 2005-1 , Class 2A4 ,
5.50% , 2/25/35 , Callable 6/25/26 @ 100
*
.. 6,959
320 Deutsche Alternative Securities, Inc. Mortgage
Loan Trust , Series 2003-4XS , Class A6A ,
5.32% , 10/25/33 , Callable 6/25/26 @ 100
* (b) (c)
316
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Alt-A - Fixed Rate Mortgage-Backed Securities, continued:
$ 8,062 MASTR Alternative Loan Trust , Series 2004-6 ,
Class 7A1 , 6.00% , 7/25/34 , Callable 6/25/26
@ 100
*
......................... $ 7,880
200,343 MASTR Alternative Loan Trust , Series 2004-3 ,
Class 5A1 , 6.50% , 3/25/34 , Callable 6/25/26
@ 100
*
......................... 207,244
10,431 MASTR Alternative Loan Trust , Series 2004-6 ,
Class 6A1 , 6.50% , 7/25/34 , Callable 6/25/26
@ 100
*
......................... 10,438
16,701 MASTR Alternative Loan Trust , Series 2004-1 ,
Class 3A1 , 7.00% , 1/25/34 , Callable 6/25/26
@ 100
*
......................... 17,306
77 Nomura Asset Acceptance Corp. Alternative Loan
Trust , Series 2005-WF1 , Class 2A5 , 5.66% ,
3/25/35 , Callable 6/25/26 @ 100
* (b) (c)
..... 77
66 RALI Trust , Series 2004-QS13 , Class CB , 5.00% ,
9/25/19 ........................ 66
15,370 RALI Trust , Series 2006-QS6 , Class 1A2 , 6.00% ,
6/25/36 , Callable 6/25/26 @ 100
*
....... 12,785
33,051 Residential Asset Securitization Trust , Series
2005-A14 , Class A5 , 5.50% , 12/25/35 ,
Callable 6/25/26 @ 100
*
............. 13,527
38,901 Residential Asset Securitization Trust , Series
2006-A8 , Class 1A1 , 6.00% , 8/25/36 , Callable
6/25/26 @ 100
*
................... 26,483
40,462 Residential Asset Securitization Trust , Series
2006-A9CB , Class A5 , 6.00% , 9/25/36 ,
Callable 6/25/26 @ 100
*
............. 10,706
22,965 Residential Asset Securitization Trust , Series
2007-A5 , Class 2A3 , 6.00% , 5/25/37 , Callable
6/25/26 @ 100
*
................... 10,832
18,066 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2005-6 , Class 1CB , 6.50% , 8/25/35 ,
Callable 6/25/26 @ 100
*
............. 16,697
463,957
Prime Adjustable Rate Mortgage-Backed Securities ( 4 .6% )
11,372 Credit Suisse First Boston Mortgage Securities
Corp. , Series 2004-AR7 , Class 2A1 , 4.92% ,
11/25/34 , Callable 6/25/26 @ 100
* (b)
..... 11,069
9,250 Credit Suisse First Boston Mortgage Securities
Corp. , Series 2002-AR28 , Class CB3 , 4.98% ,
11/25/32 , Callable 6/25/26 @ 100
* (b)
..... 6,277
12,158 GMACM Mortgage Loan Trust , Series 2005-AR6 ,
Class 3A1 , 3.71% , 11/19/35 , Callable 6/19/26
@ 100
* (b)
....................... 10,879
34,968 HarborView Mortgage Loan Trust , Series 2004-10 ,
Class 3A1B , 4.57% , 1/19/35 , Callable 6/19/26
@ 100
* (b)
....................... 31,792
26,585 IndyMac INDX Mortgage Loan Trust , Series 2006-
AR19 , Class 1A2 , 3.75% , 8/25/36 , Callable
6/25/26 @ 100
* (b)
.................. 16,471
12,546 IndyMac INDX Mortgage Loan Trust , Series
2004-AR4 , Class 3A , 4.89% , 8/25/34 , Callable
6/25/26 @ 100
* (b)
.................. 12,132
949 JPMorgan Mortgage Trust , Series 2006-A5 , Class
3A4 , 4.70% , 8/25/36 , Callable 6/25/26 @
100
* (b)
......................... 731
63,715 JPMorgan Mortgage Trust , Series 2005-A6 , Class
3A3 , 5.00% , 9/25/35 , Callable 6/25/26 @
100
* (b)
......................... 60,052

Continued
Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Limited Duration Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Adjustable Rate Mortgage-Backed Securities, continued:
$ 700,820 JPMorgan Mortgage Trust , Series 2024-CCM1 ,
Class A3 , 5.50% , 4/25/55 , Callable 2/25/32 @
100
* (a) (b)
........................ $ 698,438
7,318 MASTR Adjustable Rate Mortgages Trust , Series
2004-13 , Class 2A1 , 6.02% , 4/21/34 , Callable
6/21/26 @ 100
* (b)
.................. 7,241
26,188 Ocwen Residential MBS Corp. , Series 1998-R1 ,
Class B1 , 2.70% , 10/25/40 , Callable 6/25/26
@ 100
* (a) (b)
...................... 15,531
14,191 Structured Adjustable Rate Mortgage Loan Trust ,
Series 2004-18 , Class 1A2 , 4.50% , 12/25/34 ,
Callable 6/25/26 @ 100
* (b)
............ 12,902
30,899 WaMu Mortgage Pass-Through Certificates
Trust , Series 2006-AR14 , Class 1A1 , 3.97% ,
11/25/36 , Callable 6/25/26 @ 100
* (b)
..... 28,185
788 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2006-AR8 , Class 1A1 , 4.46% , 8/25/46 ,
Callable 6/25/26 @ 100
* (b)
............ 747
87,659 WinWater Mortgage Loan Trust , Series 2014-1 ,
Class A1 , 3.93% , 6/20/44 , Callable 6/20/26 @
100
* (a) (b)
........................ 84,351
996,798
Prime Fixed Mortgage-Backed Securities ( 7 .0% )
327,920 American Home Mortgage Investment Trust ,
Series 2006-2 , Class 3A2 , 6.70% , 6/25/36 ,
Callable 6/25/26 @ 100
* (b) (c)
........... 38,102
8,667 Angel Oak Mortgage Trust , Series 2019-5 , Class
A1 , 2.59% , 10/25/49 , Callable 6/25/26 @
100
* (a) (b)
........................ 8,608
61,727 Angel Oak Mortgage Trust , Series 2019-6 , Class
A1 , 2.62% , 11/25/59 , Callable 6/25/26 @
100
* (a) (b)
........................ 61,331
40,813 ChaseFlex Trust , Series 2005-2 , Class 1A1 ,
6.00% , 6/25/35 , Callable 6/25/26 @ 100
*
.. 24,197
34 CHL Mortgage Pass-Through Trust , Series 2004-
J6 , Class 1A2 , 5.25% , 8/25/24 ......... 34
718 Citigroup Mortgage Loan Trust, Inc. , Series
2003-1 , Class WA2 , 6.50% , 6/25/31 , Callable
6/25/26 @ 100
*
................... 719
39,890 Citigroup Mortgage Loan Trust, Inc. , Series 2004-
NCM2 , Class 1CB2 , 6.75% , 8/25/34 , Callable
6/25/26 @ 100
*
................... 40,759
9,530 Credit Suisse First Boston Mortgage Securities
Corp. , Series 2003-1 , Class 1A1 , 7.00% ,
2/25/33 , Callable 6/25/26 @ 100
*
....... 9,832
116,703 Credit Suisse First Boston Mortgage Securities
Corp. , Series 2002-34 , Class 1A1 , 7.50% ,
12/25/32 , Callable 6/25/26 @ 100
*
...... 119,113
162,609 Flagstar Mortgage Trust , Series 2021-4 , Class A5 ,
2.50% , 6/1/51 , Callable 10/25/43 @ 100
* (a) (b)
144,809
8,813 Galton Funding Mortgage Trust , Series 2017-1 ,
Class A21 , 3.50% , 7/25/56 , Callable 12/25/29
@ 100
* (a) (b)
...................... 7,981
86,669 GS Mortgage-Backed Securities Corp. Trust ,
Series 2020-PJ3 , Class A14 , 3.00% ,
10/25/50 , Callable 3/25/31 @ 100
* (a) (b)
.... 75,317
230,809 GS Mortgage-Backed Securities Corp. Trust ,
Series 2019-PJ2 , Class A8 , 4.00% , 11/25/49 ,
Callable 6/25/26 @ 100
* (a) (b)
........... 215,648
128,445 GSR Mortgage Loan Trust , Series 2004-13F , Class
2A1 , 4.25% , 11/25/34 , Callable 6/25/26 @
100
*
.......................... 126,356
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Fixed Mortgage-Backed Securities, continued:
$ 50 GSR Mortgage Loan Trust , Series 2004-10F , Class
2A4 , 5.00% , 8/25/19 ............... $ 49
375,277 JPMorgan Mortgage Trust , Series 2020-4 , Class
A3A , 2.50% , 11/25/50 , Callable 4/25/31 @
100
* (a) (b)
........................ 315,235
299,304 JPMorgan Mortgage Trust , Series 2017-2 , Class
A4 , 3.00% , 5/25/47 , Callable 7/25/28 @
100
* (a) (b)
........................ 263,370
407 Prime Mortgage Trust , Series 2004-CL1 , Class
1A1 , 6.00% , 2/25/34 , Callable 6/25/26 @
100
*
.......................... 405
29,994 Structured Asset Mortgage Investments Trust ,
Series 1999-2 , Class 3A , 6.75% , 5/25/29 ,
Callable 6/25/26 @ 100
*
............. 30,475
167 WaMu MSC Mortgage Pass-Through Certificates
Trust , Series 2004-RA1 , Class 2A , 7.00% ,
3/25/34 , Callable 6/25/26 @ 100
*
....... 169
115,401 Wells Fargo Mortgage-Backed Securities Trust ,
Series 2021-2 , Class A3 , 2.50% , 6/25/51 ,
Callable 3/25/46 @ 100
* (a) (b)
........... 102,807
1,585,316
Subprime Mortgage-Backed Securities ( 0 .4% )
78,827 Towd Point Mortgage Trust , Series 2017-6 , Class
A1 , 2.75% , 10/25/57 , Callable 10/25/28 @
100
* (a) (b)
........................ 78,005
12,042 Towd Point Mortgage Trust , Series 2018-2 , Class
A1 , 3.25% , 3/25/58 , Callable 10/25/30 @
100
* (a) (b)
........................ 11,964
89,969
U.S. Government Agency Mortgage-Backed Securities ( 31 .1% )
84,391 Fannie Mae , 5.00% , 8/1/53 , Pool #FS5659 ... 83,489
177,289 Fannie Mae , 5.50% , 3/1/53 , Pool #MA4941 ... 178,855
437,864 Fannie Mae Grantor Trust , Series 2003-T4 , Class
2A5 , 4.46% , 9/26/33 , Callable 6/26/26 @
100
* (b) (c)
........................ 430,057
141 Fannie Mae Grantor Trust , Series 2002-T1 , Class
A3 , 7.50% , 11/25/31 , Callable 6/25/26 @
100
*
.......................... 147
111,392 Fannie Mae REMIC , Series 2013-68 , Class NA ,
1.00% , 3/25/42 ................... 95,908
93,677 Fannie Mae REMIC , Series 2013-18 , Class NA ,
2.00% , 12/25/42 .................. 83,423
43,341 Fannie Mae REMIC , Series 2013-73 , Class PD ,
2.25% , 6/25/42 ................... 41,173
29,990 Fannie Mae REMIC , Series 2013-74 , Class DY ,
2.25% , 6/25/42
(b)
.................. 29,095
24,267 Fannie Mae REMIC , Series 2010-100 , Class LA ,
2.50% , 7/25/40 ................... 23,422
34,259 Fannie Mae REMIC , Series 2014-61 , Class P ,
2.50% , 7/25/44 ................... 31,827
34,859 Fannie Mae REMIC , Series 2011-118 , Class NA ,
3.00% , 11/25/41 .................. 32,932
74,624 Fannie Mae REMIC , Series 2014-1 , Class AB ,
3.00% , 6/25/43 ................... 71,707
69,225 Fannie Mae REMIC , Series 2015-59 , Class LM ,
3.00% , 7/25/45 ................... 64,525
309,600 Fannie Mae REMIC , Series 2018-83 , Class LC ,
3.00% , 11/25/48 .................. 273,869
279,213 Fannie Mae REMIC , Series 2025-113 , Class AD ,
4.50% , 11/25/52 .................. 275,527

Continued
Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Limited Duration Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 340,919 Fannie Mae REMIC , Series 2026-23 , Class DE ,
4.75% , 9/25/54 ................... $ 335,250
115,059 Fannie Mae REMIC , Series 2023-16 , Class VE ,
5.50% , 3/25/34 ................... 116,482
171,048 Fannie Mae REMIC Trust , Series 2003-W16 ,
Class AF5 , 4.40% , 11/25/33 , Callable 6/25/26
@ 100
* (b) (c)
...................... 172,205
378,643 Fannie Mae REMIC Trust , Series 2003-W14 ,
Class 2A , 4.94% , 1/25/43 , Callable 6/25/26 @
100
* (b)
......................... 370,743
462,899 Fannie Mae REMIC Trust , Series 2004-W10 ,
Class A6 , 5.75% , 8/25/34 , Callable 6/25/26 @
100
*
.......................... 472,198
344,986 Freddie Mac , Series 2017-SB32 , Class A10H ,
3.03% , 4/25/37 , Callable 4/25/27 @ 100
* (b)
. 339,284
98,084 Freddie Mac , 5.00% , 12/1/53 , Pool #SD8382 . 96,845
2,648 Freddie Mac REMIC , Series 4220 , Class KC ,
1.50% , 5/15/32 ................... 2,648
60,190 Freddie Mac REMIC , Series 4019 , Class GB ,
2.00% , 12/15/41 .................. 57,330
101,068 Freddie Mac REMIC , Series 3908 , Class B ,
2.50% , 6/15/39 ................... 93,616
180,491 Freddie Mac REMIC , Series 4374 , Class GA ,
3.00% , 9/15/36 ................... 173,596
285,440 Freddie Mac REMIC , Series 5640 , Class CB ,
4.50% , 2/25/56 ................... 279,205
303,512 Freddie Mac REMIC , Series 5611 , Class LD ,
4.75% , 8/25/49 ................... 300,879
224,877 Freddie Mac REMIC , Series 5648 , Class BG ,
4.75% , 7/25/54 ................... 221,084
341,884 Freddie Mac REMIC , Series 5652 , Class AD ,
5.00% , 11/25/50 .................. 340,516
101,411 Freddie Mac REMIC , Series 5303 , Class B ,
5.50% , 6/25/45 ................... 101,831
280,000 Freddie Mac REMIC , Series 5432 , Class CB ,
5.50% , 7/25/54 ................... 280,371
364,786 Government National Mortgage Association ,
Series 2013-69 , Class NA , 2.00% , 9/20/42 . 337,182
341,581 Government National Mortgage Association ,
Series 2026-10 , Class HP , 4.50% , 12/20/55 332,984
248,708 Government National Mortgage Association ,
Series 2025-117 , Class ND , 4.75% , 3/20/52 247,987
141,488 Government National Mortgage Association ,
Series 2023-47 , Class AQ , 5.00% , 6/20/48 . 141,625
224,340 Government National Mortgage Association ,
Series 2025-30 , Class CT , 5.00% , 2/20/55 . 222,629
33,202 Government National Mortgage Association ,
Series 2023-186 , Class MV , 5.50% , 10/20/34 33,244
268,620 Government National Mortgage Association ,
Series 2026-30 , Class QE , 6.00% , 12/20/55 272,783
7,058,473
Total Mortgage-Backed Securities (Cost $ 11,076,437 ) ........ 10,239,564
Corporate Bonds ( 17 .4% )
Banks ( 3 .6% )
800,000 Truist Financial Corp. , Series N , 6.67% ( H15T5Y
+ 300 bps ) , 12/31/99 , Callable 9/1/26 @
100
* (d)
......................... 802,098
Capital Markets ( 3 .5% )
800,000 The Charles Schwab Corp. , 4.00% ( H15T5Y +
317 bps ) , 12/31/99
(d)
............... 800,000
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Electric Utilities ( 1 .6% )
$ 275,000 Entergy Mississippi LLC , 3.25% , 12/1/27 ,
Callable 9/1/27 @ 100
*
.............. $ 270,330
100,000 Virginia Power Fuel Securitization LLC , 4.88% ,
5/1/31 , ......................... 100,684
371,014
Health Care Providers & Services ( 2 .7% )
300,000 CommonSpirit Health , 5.21% , 12/1/31 , Callable
6/1/31 @ 100
*
.................... 303,981
300,000 Humana, Inc. , 5.38% , 4/15/31 , Callable 2/15/31
@ 100
*
......................... 304,558
608,539
Passenger Airlines ( 0 .4% )
80,900 United Airlines Pass-Through Trust , Series 2020-
1 , Class A , 5.88% , 10/15/27 .......... 82,084
Semiconductors & Semiconductor Equipment ( 0 .6% )
150,000 Broadcom, Inc. , 4.15% , 11/15/30 , Callable
8/15/30 @ 100
*
................... 147,341
Software ( 2 .3% )
500,000 Oracle Corp. , 6.25% , 11/9/32 , Callable 8/9/32 @
100
*
.......................... 517,196
Tobacco ( 2 .7% )
606,000 BAT Capital Corp. , 3.22% , 9/6/26 , Callable
7/6/26 @ 100
*
.................... 604,469
Total Corporate Bonds (Cost $ 3,671,454 ) ................... 3,932,741
U.S. Government Agency Securities ( 1 .4% )
Federal Home Loan Banks
35,000 0.90% , 8/27/26 ..................... 34,763
280,000 4.50% , 9/26/29 , Callable 6/26/26 @ 100
*
.... 279,662
Total U.S. Government Agency Securities (Cost $ 314,796 ) ........ 314,425
U.S. Treasury Obligations ( 12 .0% )
U.S. Treasury Notes
830,000 1.50% , 2/15/30 ..................... 756,467
500,000 1.75% , 11/15/29 .................... 462,695
520,000 2.88% , 5/15/32 ..................... 483,113
500,000 3.88% , 12/31/27 .................... 499,023
500,000 4.00% , 1/31/31 ..................... 496,836
Total U.S. Treasury Obligations (Cost $ 2,728,809 ) .............. 2,698,134
Investment in Affiliates ( 4 .3% )
980,200 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 3.52%
(e)
.......... 980,200
Total Investment in Affiliates (Cost $ 980,200 ) ................. 980,200
Total Investments (Cost $ 23,307,617 ) — 99 .1% ............... 22,354,617
Net other assets (liabilities) — 0 .9% ...................... 196,164
Net Assets - 100.0% ................................. $ 22,550,781

Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Limited Duration Fund

See notes to schedules of portfolio investments.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at May 31, 2026.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2026.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2026.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
H15T5Y 5-Year Treasury Constant Maturity Rate
REMIC Real Estate Mortgage Investment Conduits
TSFR1M CME Term Secured Overnight Financing Rate 1-Month

Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Bond Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Asset-Backed Securities ( 12 .5% )
$ 825,000 Aligned Data Centers Issuer LLC , Series 2021-1A ,
Class A2 , 1.94% , 8/15/46 , Callable 6/15/26 @
100
* (a)
......................... $ 820,671
720,000 Compass Datacenters Issuer II LLC , Series
2024-1A , Class A1 , 5.25% , 2/25/49 , Callable
2/25/27 @ 100
* (a)
.................. 724,699
1,100,000 CoreVest American Finance Trust , Series 2021-2 ,
Class B , 2.38% , 7/15/54 , Callable 7/15/31 @
100
* (a)
......................... 960,607
1,065,000 DataBank Issuer , Series 2024-1A , Class A2 ,
5.30% , 1/26/54 , Callable 1/25/27 @ 100
* (a)
. 1,047,504
38,799 Dext ABS LLC , Series 2023-1 , Class A2 , 5.99% ,
3/15/32 , Callable 4/15/27 @ 100
* (a)
...... 38,893
1,047,918 Finance of America Structured Securities RMF
Trust , Series 2023-S1 , Class A1 , 3.00% ,
9/25/61
(a) (b)
...................... 1,066,985
850,000 Flexential Issuer LLC , Series 2025-1A , Class A2 ,
6.03% , 10/25/60 , Callable 10/25/28 @ 100
* (a)
847,379
400,000 Flexential Issuer LLC , Series 2026-4A , Class A2 ,
6.00% , 3/25/61 , Callable 3/25/29 @ 100
* (a)
. 394,085
1,225,000 Hardee's Funding LLC , Series 2024-1A , Class A2 ,
7.25% , 3/20/54 , Callable 3/20/29 @ 100
* (a)
. 1,247,756
1,500,000 HI-FI Music IP Issuer LP , Series 2022-1A , Class
A2 , 3.94% , 2/1/62 , Callable 8/1/26 @ 100
* (a)
1,489,769
544,987 RCKT Mortgage Trust , Series 2023-CES3 , Class
A1A , 7.11% , 11/25/43 , Callable 11/25/26 @
100
* (a) (b)
........................ 547,927
1,200,000 Switch ABS Issuer LLC , Series 2024-1A , Class
A2 , 6.28% , 3/25/54 , Callable 3/25/27 @
100
* (a)
......................... 1,207,871
500,000 Switch ABS Issuer LLC , Series 2024-2A , Class
A2 , 5.44% , 6/25/54 , Callable 6/25/27 @
100
* (a)
......................... 496,998
638,175 Taco Bell Funding LLC , Series 2018-1A , Class
A2II , 4.94% , 11/25/48 , Callable 8/25/26 @
100
* (a)
......................... 635,812
374,477 Triumph Rail Holdings LLC , Series 2021-2 , Class
A , 2.15% , 6/19/51 , Callable 6/17/26 @ 100
* (a)
363,920
728,175 Vital Care Issuer LLC , Series 2025-1A , Class A2 ,
6.74% , 1/30/56 , Callable 1/30/29 @ 100
* (a)
. 729,586
233,854 Willis Engine Structured Trust III , Series 2017-A ,
Class A , 4.69% , 8/15/42
(a) (b)
........... 233,070
739,939 Willis Engine Structured Trust VI , Series 2021-A ,
Class A , 3.10% , 5/15/46 , Callable 5/15/29 @
100
* (a)
......................... 694,539
504,825 Zaxbys Funding LLC , Series 2021-1A , Class A2 ,
3.24% , 7/30/51 , Callable 7/30/26 @ 100
* (a)
. 480,763
Total Asset-Backed Securities (Cost $ 14,014,805 ) .............. 14,028,834
Mortgage-Backed Securities
†
( 30 .1% )
Alt-A - Adjustable Rate Mortgage-Backed Securities ( 0 .0%
^
)
45,495 Bear Stearns Alternative Trust , Series 2006-6 ,
Class 32A1 , 4.41% , 11/25/36 , Callable
6/25/26 @ 100
* (b)
.................. 22,518
Alt-A - Fixed Rate Mortgage-Backed Securities ( 0 .2% )
32,212 Alternative Loan Trust , Series 2005-46CB , Class
A3 , 5.50% , 10/25/35 , Callable 6/25/26 @
100
*
.......................... 21,840
21,127 Alternative Loan Trust , Series 2006-8T1 , Class
1A4 , 6.00% , 4/25/36 , Callable 6/25/26 @
100
*
.......................... 9,433
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Alt-A - Fixed Rate Mortgage-Backed Securities, continued:
$ 137,863 Alternative Loan Trust , Series 2007-9T1 , Class
1A7 , 6.00% , 5/25/37 , Callable 6/25/26 @
100
*
.......................... $ 64,575
163,616 Alternative Loan Trust , Series 2006-36T2 , Class
2A4 , 6.25% , 12/25/36 , Callable 6/25/26 @
100
*
.......................... 62,929
3,448 Banc of America Alternative Loan Trust , Series
2006-4 , Class 4CB1 , 6.50% , 5/25/46 , Callable
6/25/26 @ 100
*
................... 3,244
12,150 Bear Stearns Asset-Backed Securities Trust , Series
2003-AC7 , Class A1 , 5.50% , 1/25/34 , Callable
6/25/26 @ 100
* (b) (c)
................. 9,949
1,069 JPMorgan Alternative Loan Trust , Series 2006-S4 ,
Class A6 , 6.21% , 12/25/36 , Callable 6/25/26
@ 100
* (b) (c)
...................... 1,236
4,368 MASTR Alternative Loan Trust , Series 2005-3 ,
Class 1A1 , 5.50% , 4/25/35 , Callable 6/25/26
@ 100
*
......................... 3,961
8,062 MASTR Alternative Loan Trust , Series 2004-6 ,
Class 7A1 , 6.00% , 7/25/34 , Callable 6/25/26
@ 100
*
......................... 7,880
8,379 MASTR Alternative Loan Trust , Series 2005-3 ,
Class 7A1 , 6.00% , 4/25/35 , Callable 6/25/26
@ 100
*
......................... 5,186
3,246 MASTR Alternative Loan Trust , Series 2004-3 ,
Class 2A1 , 6.25% , 4/25/34 , Callable 6/25/26
@ 100
*
......................... 3,306
1,490 Nomura Asset Acceptance Corp. Alternative Loan
Trust , Series 2003-A1 , Class A2 , 6.00% ,
5/25/33 , Callable 6/25/26 @ 100
*
....... 1,508
156 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2005-3 , Class 1CB5 , 5.50% , 5/25/35 ,
Callable 6/25/26 @ 100
*
............. 140
1,320 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2004-CB1 , Class 4A , 6.00% , 6/25/34 ,
Callable 6/25/26 @ 100
*
............. 1,316
196,503
Prime Adjustable Rate Mortgage-Backed Securities ( 1 .1% )
65,087 ChaseFlex Trust , Series 2006-2 , Class A5 , 4.04% ,
9/25/36 , Callable 6/25/26 @ 100
* (b)
...... 57,111
2,501 JPMorgan Mortgage Trust , Series 2006-A4 , Class
3A1 , 4.32% , 6/25/36 , Callable 6/25/26 @
100
* (b)
......................... 1,559
7,593 JPMorgan Mortgage Trust , Series 2006-A2 , Class
3A2 , 5.42% , 4/25/36 , Callable 6/25/26 @
100
* (b)
......................... 6,780
56,571 JPMorgan Mortgage Trust , Series 2005-A6 , Class
2A4 , 5.93% , 8/25/35 , Callable 6/25/26 @
100
* (b)
......................... 54,155
3,781 Merrill Lynch Mortgage Investors Trust , Series
2004-HB1 , Class A3 , 3.08% , 4/25/29 , Callable
6/25/26 @ 100
* (b)
.................. 3,198
985,000 Sequoia Mortgage Trust , Series 2024-2 , Class
A13 , 5.93% , 3/25/54 , Callable 2/25/36 @
100
* (a) (b)
........................ 989,671
3,119 Structured Adjustable Rate Mortgage Loan Trust ,
Series 2006-5 , Class 4A1 , 4.27% , 6/25/36 ,
Callable 6/25/26 @ 100
* (b)
............ 1,766
1,114,240
Prime Fixed Mortgage-Backed Securities ( 4 .1% )
125,477 Arroyo Mortgage Trust , Series 2019-3 , Class A1 ,
2.96% , 10/25/48 , Callable 6/25/26 @ 100
* (a) (b)
121,242

Continued
Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Bond Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Fixed Mortgage-Backed Securities, continued:
$ 2,133 Chase Mortgage Finance Trust , Series 2002-S4 ,
Class A23 , 6.25% , 3/25/32 , Callable 6/25/26
@ 100
*
......................... $ 1,997
24,488 ChaseFlex Trust , Series 2005-2 , Class 1A1 ,
6.00% , 6/25/35 , Callable 6/25/26 @ 100
*
.. 14,518
20,090 ChaseFlex Trust , Series 2007-1 , Class 1A3 ,
6.50% , 2/25/37 , Callable 6/25/26 @ 100
*
.. 6,463
936,953 CIM Trust , Series 2021-J2 , Class A4 , 2.50% ,
4/25/51 , Callable 11/25/38 @ 100
* (a) (b)
.... 842,252
92,723 CSFB Mortgage-Backed Pass-Through
Certificates , Series 2005-9 , Class 3A1 , 6.00% ,
10/25/35 , Callable 6/25/26 @ 100
*
...... 23,907
68 FNT Mortgage-Backed Pass-Through Trust , Series
2001-3 , Class 1A1 , 6.75% , 8/21/31 ...... 68
291,310 GS Mortgage-Backed Securities Trust , Series
2021-GR2 , Class A6 , 2.50% , 2/25/52 , Callable
1/25/43 @ 100
* (a) (b)
................. 260,627
671,449 GS Mortgage-Backed Securities Trust , Series
2021-PJ7 , Class A8 , 2.50% , 1/25/52 , Callable
8/25/46 @ 100
* (a) (b)
................. 598,543
630,717 GS Mortgage-Backed Securities Trust , Series
2022-MM1 , Class A8 , 2.50% , 7/25/52 ,
Callable 1/25/45 @ 100
* (a) (b)
........... 561,689
417,598 JPMorgan Mortgage Trust , Series 2019-6 , Class
A5 , 3.50% , 12/25/49 , Callable 6/25/26 @
100
* (a) (b)
........................ 379,637
9,994 JPMorgan Mortgage Trust , Series 2004-S2 , Class
4A5 , 6.00% , 11/25/34 , Callable 6/25/26 @
100
*
.......................... 9,064
631,272 Mello Mortgage Capital Acceptance , Series 2021-
MTG2 , Class A10 , 2.50% , 6/25/51 , Callable
3/25/48 @ 100
* (a) (b)
................. 565,478
48,556 RAAC Trust , Series 2004-SP2 , Class A22 , 6.00% ,
1/25/32 , Callable 6/25/26 @ 100
*
....... 42,369
610,960 Starwood Mortgage Residential Trust , Series
2021-5 , Class A1 , 1.92% , 9/25/66 , Callable
6/25/26 @ 100
* (a) (b)
................. 520,496
4,344 Structured Asset Securities Corp. Assistance
Loan Trust , Series 2003-AL2 , Class A , 3.36% ,
1/25/31 , Callable 6/25/26 @ 100
* (a)
...... 4,185
36,633 TBW Mortgage-Backed Trust , Series 2006-2 ,
Class 7A1 , 7.00% , 7/25/36 , Callable 6/25/26
@ 100
*
......................... 2,598
14,956 WaMu MSC Mortgage Pass-Through Certificates
Trust , Series 2004-RA1 , Class 2A , 7.00% ,
3/25/34 , Callable 6/25/26 @ 100
*
....... 15,180
512,893 Wells Fargo Mortgage-Backed Securities Trust ,
Series 2021-2 , Class A3 , 2.50% , 6/25/51 ,
Callable 3/25/46 @ 100
* (a) (b)
........... 456,920
171,586 Wells Fargo Mortgage-Backed Securities Trust ,
Series 2019-3 , Class A1 , 3.50% , 7/25/49 ,
Callable 6/25/26 @ 100
* (a) (b)
........... 155,944
85,432 WinWater Mortgage Loan Trust , Series 2015-1 ,
Class A1 , 3.50% , 1/20/45 , Callable 6/20/26 @
100
* (a) (b)
........................ 79,915
4,663,092
Subprime Mortgage-Backed Securities ( 0 .0%
^
)
48,084 Towd Point Mortgage Trust , Series 2017-6 , Class
A1 , 2.75% , 10/25/57 , Callable 10/25/28 @
100
* (a) (b)
........................ 47,583
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Subprime Mortgage-Backed Securities, continued:
$ 34,119 Towd Point Mortgage Trust , Series 2018-2 , Class
A1 , 3.25% , 3/25/58 , Callable 10/25/30 @
100
* (a) (b)
........................ $ 33,898
81,481
U.S. Government Agency Mortgage-Backed Securities ( 24 .7% )
95 Fannie Mae , 5.00% , 8/1/33 , Pool #730856 ... 94
54 Fannie Mae , 5.00% , 7/1/35 , Pool #832198 ... 55
1,015,968 Fannie Mae , 5.00% , 8/1/53 , Pool #FS5659 ... 1,005,113
61 Fannie Mae , 5.50% , 2/1/33 , Pool #683351 ... 62
42 Fannie Mae , 5.50% , 9/1/34 , Pool #725773 ... 43
1,003,522 Fannie Mae , 5.50% , 3/1/53 , Pool #MA4941 ... 1,012,385
886,747 Fannie Mae , 5.50% , 2/1/54 , Pool #CB7991 ... 892,968
994,319 Fannie Mae , 5.50% , 12/1/54 , Pool #FA1450 .. 1,004,673
590,591 Fannie Mae REMIC , Series 2021-52 , Class JC ,
1.25% , 7/25/51 ................... 498,209
150,649 Fannie Mae REMIC , Series 2012-111 , Class EC ,
2.00% , 12/25/41 .................. 140,386
66,902 Fannie Mae REMIC , Series 2013-23 , Class AB ,
2.00% , 2/25/43 ................... 61,320
199,683 Fannie Mae REMIC , Series 2020-54 , Class TA ,
2.00% , 5/25/43 ................... 191,117
58,915 Fannie Mae REMIC , Series 2012-30 , Class CB ,
2.25% , 10/25/41 .................. 56,592
40,551 Fannie Mae REMIC , Series 2010-100 , Class LA ,
2.50% , 7/25/40 ................... 39,140
106,181 Fannie Mae REMIC , Series 2012-104 , Class QC ,
2.50% , 5/25/42 ................... 99,278
25,694 Fannie Mae REMIC , Series 2014-61 , Class P ,
2.50% , 7/25/44 ................... 23,870
103,679 Fannie Mae REMIC , Series 2020-2 , Class JD ,
2.50% , 2/25/50 ................... 88,788
79,293 Fannie Mae REMIC , Series 2014-33 , Class PE ,
3.00% , 4/25/43 ................... 77,799
138,933 Fannie Mae REMIC , Series 2015-59 , Class LM ,
3.00% , 7/25/45 ................... 129,500
1,083,966 Fannie Mae REMIC , Series 2025-62 , Class AB ,
3.00% , 2/25/51 ................... 973,138
1,097,801 Fannie Mae REMIC , Series 2015-18 , Class DY ,
3.50% , 4/25/45 ................... 1,024,204
568,752 Fannie Mae REMIC , Series 2018-94 , Class ZE ,
3.50% , 1/25/49 ................... 518,170
1,114,181 Fannie Mae REMIC , Series 2010-150 , Class ZA ,
4.00% , 1/25/41 ................... 1,067,489
320,968 Fannie Mae REMIC , Series 2022-35 , Class CK ,
4.00% , 3/25/47 ................... 311,207
629,222 Fannie Mae REMIC , Series 2022-61 , Class D ,
4.00% , 6/25/44 ................... 620,074
517,555 Fannie Mae REMIC , Series 2023-19 , Class BA ,
5.00% , 12/25/50 .................. 517,177
1,534,126 Fannie Mae REMIC , Series 2023-16 , Class VE ,
5.50% , 3/25/34 ................... 1,553,087
358,880 Fannie Mae REMIC , Series 2024-12 , Class BA ,
5.50% , 10/25/45 .................. 361,351
213 Fannie Mae REMIC , Series 1998-36 , Class ZB ,
6.00% , 7/18/28 ................... 215
5,609 Fannie Mae REMIC Trust , Series 2002-W11 ,
Class AF5 , 4.98% , 11/25/32 , Callable 6/25/26
@ 100
* (b) (c)
...................... 5,535
8,528 Fannie Mae Trust , Series 2003-W6 , Class 6A ,
4.81% , 8/25/42 , Callable 6/25/26 @ 100
* (b)
. 8,580
1,057,603 Freddie Mac , 5.00% , 12/1/53 , Pool #SD8382 . 1,044,238

Continued
Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Bond Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 1,118,458 Freddie Mac , 5.00% , 12/1/54 , Pool #SD7190 . $ 1,101,306
921,853 Freddie Mac , 5.50% , 5/1/54 , Pool #SD8431 .. 927,167
50 Freddie Mac , 6.00% , 7/1/35 , Pool #A36085 ... 51
321 Freddie Mac , 6.50% , 2/1/36 , Pool #G08113 .. 338
1,066,220 Freddie Mac Pool , 5.00% , 12/1/45 , Pool
#RB5378 ....................... 1,060,665
748,118 Freddie Mac Pool , 5.50% , 10/1/54 , Pool
#SL2867 ....................... 756,959
87,275 Freddie Mac REMIC , Series 4019 , Class GB ,
2.00% , 12/15/41 .................. 83,128
674,574 Freddie Mac REMIC , Series 4893 , Class PD ,
2.50% , 5/15/49 ................... 583,230
50,256 Freddie Mac REMIC , Series 3721 , Class PE ,
3.50% , 9/15/40 ................... 48,910
587,212 Freddie Mac REMIC , Series 5512 , Class EA ,
5.00% , 8/25/51 ................... 586,739
617,010 Freddie Mac REMIC , Series 5539 , Class NA ,
5.00% , 4/25/52 ................... 612,909
825,774 Freddie Mac REMIC , Series 5303 , Class B ,
5.50% , 6/25/45 ................... 829,199
1,035,358 Freddie Mac REMIC , Series 5331 , Class BV ,
5.50% , 6/25/34 ................... 1,042,609
202 Freddie Mac REMIC , Series 2148 , Class ZA ,
6.00% , 4/15/29 ................... 205
1,204 Freddie Mac REMIC , Series 2036 , Class PD ,
6.50% , 3/15/28 ................... 1,218
139,477 Government National Mortgage Association ,
Series 2013-69 , Class NA , 2.00% , 9/20/42 . 128,922
101,638 Government National Mortgage Association ,
Series 2009-94 , Class KB , 3.00% , 9/16/39 . 99,404
51,433 Government National Mortgage Association ,
Series 2011-46 , Class GJ , 3.25% , 1/16/41
(b)
49,237
2,927 Government National Mortgage Association ,
Series 2009-93 , Class HG , 4.00% , 9/16/39 . 2,914
945,483 Government National Mortgage Association ,
Series 2024-155 , Class NC , 4.00% , 5/20/54 910,319
1,300,000 Government National Mortgage Association ,
Series 2026-65 , Class LA , 4.00% , 9/20/51 . 1,263,169
638,418 Government National Mortgage Association ,
Series 2022-205 , Class UA , 5.00% , 5/20/52 635,488
794,067 Government National Mortgage Association ,
Series 2023-47 , Class AQ , 5.00% , 6/20/48 . 794,835
1,088,019 Government National Mortgage Association ,
Series 2024-64 , Class BQ , 5.00% , 4/20/54 . 1,085,553
1,212,957 Government National Mortgage Association ,
Series 2025-30 , Class CT , 5.00% , 2/20/55 . 1,203,704
302,630 Government National Mortgage Association ,
Series 2025-116 , Class PD , 6.50% , 6/20/55 311,836
27,445,871
Total Mortgage-Backed Securities (Cost $ 34,288,138 ) ........ 33,523,705
Commercial Mortgage-Backed Securities ( 3 .0% )
Alt-A - Adjustable Rate Mortgage-Backed Securities ( 1 .1% )
1,200,000 CRSNT Trust 2026-MOON , Series 2026-Moon ,
Class A , 5.03% ( TSFR1M + 140 bps ) ,
2/15/43
(a)
....................... 1,199,250
Alt-A - Fixed Rate Mortgage-Backed Securities ( 1 .9% )
950,000 CD 2017-CD3 Mortgage Trust , Series 2017-CD3 ,
Class A4 , 3.63% , 2/10/50 , Callable 8/10/27 @
100
*
.......................... 934,033
Shares or
Principal
Amount Security Description Value
Commercial Mortgage-Backed Securities, continued:
Alt-A - Fixed Rate Mortgage-Backed Securities, continued:
$ 1,250,000 JPMCC Commercial Mortgage Securities Trust ,
Series 2017-JP5 , Class A5 , 3.72% , 3/15/50 ,
Callable 4/15/27 @ 100
*
............. $ 1,241,979
2,176,012
Total Commercial Mortgage-Backed Securities (Cost $ 3,296,681 ) 3,375,262
Corporate Bonds ( 23 .4% )
Automobiles ( 1 .1% )
1,165,000 General Motors Financial Co., Inc. , 5.90% ,
1/7/35 , Callable 10/7/34 @ 100
*
........ 1,201,889
Banks ( 2 .6% )
1,975,000 Bank of America Corp. , 3.31% ( SOFR + 158 bps ) ,
4/22/42 , Callable 4/22/41 @ 100
*
....... 1,526,697
1,550,000 JPMorgan Chase & Co. , 2.52% ( SOFR + 204
bps ) , 4/22/31 , Callable 4/22/30 @ 100
*
... 1,430,656
2,957,353
Beverages ( 1 .1% )
1,750,000 PepsiCo, Inc. , 2.63% , 10/21/41 , Callable 4/21/41
@ 100
*
......................... 1,254,822
Capital Markets ( 1 .1% )
1,200,000 Morgan Stanley , 4.89% ( SOFR + 208 bps ) ,
7/20/33 , Callable 7/20/32 @ 100
*
....... 1,195,052
Consumer Finance ( 1 .1% )
1,250,000 American Honda Finance Corp. , 4.85% , 10/23/31 1,246,797
Electric Utilities ( 4 .9% )
950,000 Duke Energy Progress NC Storm Funding II LLC ,
4.89% , 1/1/46 , ................... 927,191
723,847 Evergy Missouri West Storm Funding I LLC ,
5.10% , 12/1/38 , .................. 727,902
1,250,000 Public Service Co. of Oklahoma , 5.20% , 1/15/35 ,
Callable 10/15/34 @ 100
*
............ 1,249,312
1,420,000 Texas Electric Market Stabilization Funding N
LLC , 5.06% , 8/1/46 ,
(a)
............... 1,334,190
1,200,000 Virginia Power Fuel Securitization LLC , 4.88% ,
5/1/31 , ......................... 1,208,207
5,446,802
Energy Equipment & Services ( 1 .3% )
1,475,000 Helmerich & Payne, Inc. , 5.50% , 12/1/34 ,
Callable 9/1/34 @ 100
*
.............. 1,460,592
Health Care Providers & Services ( 2 .1% )
1,250,000 Humana, Inc. , 5.38% , 4/15/31 , Callable 2/15/31
@ 100
*
......................... 1,268,991
1,360,000 UnitedHealth Group, Inc. , 3.50% , 8/15/39 ,
Callable 2/15/39 @ 100
*
............. 1,116,550
2,385,541
Interactive Media & Services ( 0 .9% )
1,100,000 Meta Platforms, Inc. , 5.63% , 11/15/55 , Callable
5/15/55 @ 100
*
................... 1,012,284
IT Services ( 1 .0% )
1,100,000 International Business Machines Corp. , 4.30% ,
2/3/31 , Callable 1/3/31 @ 100
*
......... 1,083,498
Oil, Gas & Consumable Fuels ( 1 .2% )
1,300,000 ONEOK, Inc. , 6.35% , 1/15/31 , Callable 10/15/30
@ 100
*
......................... 1,376,291
Passenger Airlines ( 1 .1% )
742,368 Alaska Airlines Pass-Through Trust , 4.80% ,
8/15/27 ,
(a)
....................... 743,794
465,487 United Airlines Pass-Through Trust , Series 2020-
1 , Class A , 5.88% , 10/15/27 , .......... 472,296
1,216,090

Continued
Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Bond Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Semiconductors & Semiconductor Equipment ( 1 .0% )
$ 1,178,000 Broadcom, Inc. , 4.15% , 11/15/30 , Callable
8/15/30 @ 100
*
................... $ 1,157,120
Software ( 2 .9% )
630,000 Oracle Corp. , 5.55% , 2/6/53 , Callable 8/6/52 @
100
*
.......................... 520,285
1,500,000 Salesforce, Inc. , 4.90% , 9/15/31 , Callable
8/15/31 @ 100
*
................... 1,500,234
1,250,000 ServiceNow, Inc. , 5.40% , 5/15/36 , Callable
2/15/36 @ 100
*
................... 1,258,859
3,279,378
Total Corporate Bonds (Cost $ 26,892,112 ) .................. 26,273,509
Taxable Municipal Bonds ( 5 .5% )
Indiana ( 1 .0% )
1,025,000 Indiana Finance Authority Revenue , Series B ,
6.60% , 2/1/39 .................... 1,116,949
Kentucky ( 0 .4% )
430,000 Lexington-Fayette Urban County Airport Board
Revenue , Series A , 2.84% , 7/1/31 ....... 397,627
Michigan ( 0 .1% )
190,000 Michigan State Housing Development Authority
Revenue , Series B , 2.72% , 10/1/35 ,
Continuously Callable @ 100 .......... 173,883
Oklahoma ( 1 .9% )
500,000 Grand River Dam Authority Revenue , 4.55% ,
6/1/39 , Continuously Callable @ 100 ..... 472,849
1,650,000 The University of Oklahoma Revenue , Series A ,
3.87% , 7/1/32 , Continuously Callable @ 100 1,601,192
2,074,041
Texas ( 2 .1% )
1,028,023 Texas Natural Gas Securitization Finance Corp.
Revenue , 5.10% , 4/1/35 ............. 1,047,824
1,300,000 Texas Natural Gas Securitization Finance Corp.
Revenue , 5.17% , 4/1/41 ............. 1,305,573
2,353,397
Total Taxable Municipal Bonds (Cost $ 6,332,668 ) .............. 6,115,897
U.S. Government Agency Securities ( 0 .8% )
Federal Home Loan Banks
1,170,000 1.63% , 2/25/36 , Callable 8/25/26 @ 100
* (b)
... 946,407
Total U.S. Government Agency Securities (Cost $ 1,048,174 ) ....... 946,407
U.S. Treasury Obligations ( 19 .4% )
U.S. Treasury Bonds
16,459,000 3.13% , 8/15/44 ..................... 12,784,657
3,324,000 4.25% , 8/15/54 ..................... 2,938,624
15,723,281
U.S. Treasury Notes
5,996,000 4.13% , 11/15/32 .................... 5,950,327
Total U.S. Treasury Obligations (Cost $ 23,084,088 ) ............. 21,673,608
Yankee Debt Obligations ( 1 .0% )
Oil, Gas & Consumable Fuels ( 1 .0% )
1,110,000 Saudi Arabian Oil Co. , 5.00% , 2/2/36 , Callable
11/2/35 @ 100
* (a)
.................. 1,084,442
Total Yankee Debt Obligations (Cost $ 1,097,527 ) .............. 1,084,442
Shares or
Principal
Amount Security Description Value
Investment in Affiliates ( 3 .7% )
4,125,998 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 3.52%
(d)
.......... $ 4,125,998
Total Investment in Affiliates (Cost $ 4,125,998 ) ................ 4,125,998
Total Investments (Cost $ 114,180,191 ) — 99 .4% .............. 111,147,662
Net other assets (liabilities) — 0 .6% ...................... 619,476
Net Assets - 100.0% ................................. $ 111,767,138

Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Bond Fund

See notes to schedules of portfolio investments.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at May 31, 2026.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2026.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2026.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1-Month

Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Strategic Enhanced Yield Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
(32.1%)
Prime Fixed Mortgage-Backed Securities (1.8%)
$ 374,129 Brean Asset-Backed Securities Trust, Series 2021-
RM1, Class M1, 1.60%, 10/25/63, Callable
9/25/27 @ 100
*(a)
.................. $ 351,126
U.S. Government Agency Mortgage-Backed Securities (30.3%)
229,975 Fannie Mae, 3.00%, 6/1/52, Pool #MA4624 ... 201,199
66,656 Fannie Mae, 3.50%, 5/1/52, Pool #MA4600 ... 60,664
193,084 Fannie Mae, 3.50%, 7/1/52, Pool #CB4115 ... 175,729
253,528 Fannie Mae, 3.50%, 9/1/52, Pool #FS6599 ... 230,864
239,183 Fannie Mae, 3.50%, 9/1/52, Pool #MA4731 ... 217,681
97,147 Fannie Mae, 3.50%, 10/1/52, Pool #MA4782 .. 88,414
193,937 Fannie Mae, 4.00%, 9/1/52, Pool #MA4732 ... 182,144
104,145 Fannie Mae, 4.00%, 5/1/53, Pool #MA5027 ... 97,646
203,932 Fannie Mae, 4.50%, 10/1/52, Pool #MA4784 .. 196,932
237,293 Fannie Mae, 4.50%, 11/1/52, Pool #CB5266 .. 228,982
89,005 Fannie Mae, 4.50%, 11/1/52, Pool #MA4805 .. 85,867
63,147 Fannie Mae, 4.50%, 12/1/52, Pool #MA4840 .. 60,921
88,819 Fannie Mae, 4.50%, 4/1/54, Pool #MA5326 ... 85,376
98,353 Fannie Mae, 4.50%, 1/1/56, Pool #MA5943 ... 94,539
124,653 Fannie Mae, 5.00%, 4/1/53, Pool #CB6599 ... 123,405
353,222 Fannie Mae, 5.00%, 7/1/53, Pool #MA5071 ... 349,648
176,366 Fannie Mae, 5.00%, 10/1/53, Pool #MA5164 .. 174,328
269,656 Fannie Mae, 5.00%, 11/1/53, Pool #MA5189 .. 266,442
177,573 Fannie Mae, 5.00%, 2/1/54, Pool #MA5270 ... 175,202
144,766 Fannie Mae, 5.00%, 3/1/54, Pool #MA5294 ... 142,780
183,296 Fannie Mae, 5.00%, 11/1/54, Pool #MA5530 .. 180,537
132,414 Fannie Mae, 5.00%, 2/1/55, Pool #MA5613 ... 130,349
105,923 Freddie Mac, 3.00%, 6/1/52, Pool #SD8220 .. 92,790
323,633 Freddie Mac, 3.00%, 7/1/52, Pool #SD8225 .. 283,073
93,430 Freddie Mac, 3.50%, 7/1/52, Pool #SD8226 .. 85,054
235,868 Freddie Mac, 4.00%, 9/1/52, Pool #SD8244 .. 221,596
114,059 Freddie Mac, 4.00%, 1/1/53, Pool #SD8286 .. 107,045
223,343 Freddie Mac, 4.50%, 7/1/52, Pool #SD8231 .. 215,561
45,728 Freddie Mac, 4.50%, 10/1/52, Pool #SD8257 . 44,126
148,653 Freddie Mac, 4.50%, 9/1/53, Pool #SD8360 .. 143,121
185,414 Freddie Mac, 4.50%, 10/1/53, Pool #SD8365 . 178,561
157,616 Freddie Mac, 5.00%, 10/1/52, Pool #SD8258 . 156,127
435,498 Freddie Mac, 5.00%, 11/1/54, Pool #SD8474 . 429,837
55,237 Freddie Mac, 5.50%, 4/1/53, Pool #SD8316 .. 55,700
166,824 Government National Mortgage Association,
3.50%, 10/20/52, Pool #MA8345 ....... 151,663
86,948 Government National Mortgage Association,
4.00%, 12/20/52, Pool #MA8488 ....... 81,753
172,066 Government National Mortgage Association,
4.50%, 9/20/52, Pool #786335 ......... 167,233
94,147 Government National Mortgage Association,
5.50%, 4/20/53, Pool #MA8801 ........ 95,569
6,058,458
Total Mortgage-Backed Securities (Cost $6,361,857) ......... 6,409,584
Corporate Bonds (13.4%)
Banks (4.0%)
90,000 Bank of America Corp., 3.42% (TSFR3M + 130
bps), 12/20/28, Callable 12/20/27 @ 100
*
. 88,576
100,000 Bank of America Corp., 5.29% (SOFR + 191 bps),
4/25/34, Callable 4/25/33 @ 100
*
....... 101,518
200,000 Citigroup, Inc., 1.46% (SOFR + 77 bps), 6/9/27,
Callable 6/9/26 @ 100
*
.............. 199,874
200,000 JPMorgan Chase & Co., 5.15% (SOFR + 126
bps), 4/23/37, Callable 4/23/36 @ 100
*
... 198,562
90,000 JPMorgan Chase & Co., 6.40%, 5/15/38, .... 99,351
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Banks, continued:
$ 100,000 Wells Fargo & Co., 5.57% (SOFR + 174 bps),
7/25/29, Callable 7/25/28 @ 100
*
....... $ 101,942
789,823
Capital Markets (1.1%)
140,000 Morgan Stanley, 4.43% (TSFR3M + 189 bps),
1/23/30, Callable 1/23/29 @ 100
*
....... 139,171
90,000 The Goldman Sachs Group, Inc., 4.46% (SOFR +
82 bps), 9/10/27, Callable 9/10/26 @ 100
*
. 90,058
229,229
Chemicals (1.0%)
200,000 The Mosaic Co, 5.45%, 11/15/33, Callable
5/15/33 @ 100
*
................... 202,672
Health Care Equipment & Supplies (0.6%)
150,000 Baxter International, Inc., 2.54%, 2/1/32, Callable
11/1/31 @ 100
*
................... 128,193
Hotels, Restaurants & Leisure (0.7%)
150,000 Caesars Entertainment, Inc., 6.00%, 10/15/32,
Callable 10/15/27 @ 103
*(b)
........... 134,321
Interactive Media & Services (0.5%)
100,000 Alphabet, Inc., 4.70%, 11/15/35, Callable 8/15/35
@ 100
*
......................... 98,212
Oil, Gas & Consumable Fuels (3.1%)
200,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
7/3/26 @ 103
*(b)
................... 204,235
100,000 Kinetik Holdings, LP, 5.88%, 6/15/30, Callable
7/3/26 @ 101
*(b)
................... 100,572
100,000 SM Energy Co., 6.63%, 4/15/34, Callable 4/15/29
@ 103
*(b)
....................... 100,532
200,000 Summit Midstream Holdings LLC, 8.63%,
10/31/29, Callable 7/31/26 @ 104
*(b)
..... 208,574
613,913
Pharmaceuticals (1.2%)
250,000 Viatris , Inc., 2.30%, 6/22/27, Callable 4/22/27 @
100
*
.......................... 243,947
Technology Hardware, Storage & Peripherals (0.5%)
120,000 Apple, Inc., 3.95%, 8/8/52, Callable 2/8/52 @
100
*
.......................... 93,750
Trading Companies & Distributors (0.7%)
150,000 Herc Holdings, Inc., 5.75%, 3/15/31, Callable
3/15/28 @ 103
*(b)
.................. 149,983
Total Corporate Bonds (Cost $2,665,101) ................... 2,684,043
U.S. Government Agency Securities (2.8%)
Federal Farm Credit Banks Funding Corp.
250,000 5.00%, 7/16/31, Callable 7/16/26 @ 100
*
.... 249,578
300,000 5.14%, 6/2/36, Callable 6/2/27 @ 100
*
..... 299,741
Total U.S. Government Agency Securities (Cost $550,000) ........ 549,319
U.S. Treasury Obligations (28.3%)
U S Treasury Notes
400,000 3.75%, 4/30/28 ..................... 398,031
U.S. Treasury Bonds
253,702 0.13% , 1/15/31 ..................... 237,569
219,650 1.25% , 4/15/28 ..................... 218,961
156,953 2.13% , 1/15/35 ..................... 158,784
376,583 2.13% , 2/15/54 ..................... 331,280
575,559 2.38% , 2/15/55 ..................... 533,837
352,000 3.88% , 5/15/43 ..................... 309,292
1,000,000 4.63% , 5/15/44 ..................... 960,313
125,000 4.63% , 11/15/55 .................... 117,754

Continued
Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Strategic Enhanced Yield Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
U.S. Treasury Obligations, continued:
U.S. Treasury Bonds, continued:
$ 150,000 4.75% , 2/15/41 ..................... $ 149,385
3,017,175
U.S. Treasury Notes
50,000 3.63% , 9/30/30 ..................... 49,002
50,000 3.75% , 12/31/30 .................... 49,178
250,000 4.00% , 11/15/35 .................... 241,562
350,000 4.25% , 11/15/34 .................... 346,678
400,000 4.25% , 8/15/35 ..................... 394,719
400,000 4.38% , 5/15/34 ..................... 400,609
750,000 4.63% , 2/15/35 ..................... 762,158
2,243,906
Total U.S. Treasury Obligations (Cost $5,768,397) .............. 5,659,112
Yankee Debt Obligations (21.0%)
Banks (1.0%)
200,000 Banco Santander Chile, 4.55%, 11/20/30,
Callable 10/20/30 @ 100
*(b)
........... 197,500
Beverages (1.2%)
250,000 Central American Bottling Corp./CBC Bottling
Holdco SL/ Beliv Holdco SL, 5.25%, 4/27/29,
Callable 7/6/26 @ 103
*(b)
............. 245,692
Capital Markets (1.7%)
200,000 Raizen Fuels Finance SA, 6.45%, 3/5/34, Callable
12/5/33 @ 100
*(b)
.................. 114,716
400,000 Raizen Fuels Finance SA, 6.95%, 3/5/54, Callable
9/5/53 @ 100
*(b)
................... 228,760
343,476
Containers & Packaging (1.0%)
200,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC, 3.25%,
9/1/28, Callable 7/3/26 @ 100
*(b)
........ 192,086
Diversified Telecommunication Services (1.5%)
300,000 DB Terra Chile Holdco SpA , 7.95%, 4/20/31,
Callable 4/20/28 @ 104
*(b)
............ 298,248
Financial Services (1.8%)
250,000 Eagle Funding Luxco Sarl , 5.50%, 8/17/30,
Callable 7/17/30 @ 100
*(b)
............ 251,432
100,000 International Bank for Reconstruction &
Development, 4.50%, 8/28/34, Callable
8/28/27 @ 100
*
................... 96,595
348,027
Ground Transportation (1.9%)
200,000 Rumo Luxembourg Sarl , 4.20%, 1/18/32, Callable
1/18/27 @ 102
*(b)
.................. 177,732
200,000 Rumo Luxembourg Sarl , 5.25%, 1/10/28, Callable
7/3/26 @ 101
*(b)
................... 196,180
373,912
Metals & Mining (2.4%)
100,000 Champion Iron Canada, Inc., 7.88%, 7/15/32,
Callable 7/15/28 @ 104
*(b)
............ 104,837
200,000 Hudbay Minerals, Inc., 6.13%, 4/1/29, Callable
7/3/26 @ 101
*(b)
................... 201,402
200,000 Minerva Luxembourg SA, 4.38%, 3/18/31,
Callable 6/13/26 @ 102
*(b)
............ 177,396
483,635
Oil, Gas & Consumable Fuels (3.0%)
200,000 Leviathan Bond, Ltd., 6.50%, 6/30/27, Callable
12/30/26 @ 100
*(b)
................. 200,638
200,000 Parex Resources, Inc., 8.50%, 5/11/31, Callable
5/11/28 @ 104
*(b)
.................. 205,885
Shares or
Principal
Amount Security Description Value
Yankee Debt Obligations, continued:
Oil, Gas & Consumable Fuels, continued:
$ 200,000 Petrobras Global Finance BV, 5.13%, 9/10/30,
Callable 8/10/30 @ 100
*
............. $ 197,600
604,123
Paper & Forest Products (0.9%)
200,000 Celulosa Arauco y Constitucion SA, 4.20%,
1/29/30, Callable 10/29/29 @ 100
*(b)
..... 188,577
Sovereign Bond (2.5%)
200,000 Brazilian Government International Bond, 4.63%,
1/13/28, Callable 10/13/27 @ 100
*
...... 199,630
100,000 Dominican Republic International Bond, 5.95%,
1/25/27,
(b)
....................... 100,731
200,000 Guatemala Government Bond, 4.38%, 6/5/27,
(b)
199,200
499,561
Transportation Infrastructure (1.0%)
200,000 GMR Hyderabad International Airport, Ltd.,
4.25%, 10/27/27
(b)
................. 197,514
Wireless Telecommunication Services (1.1%)
225,000 Millicom International Cellular SA, 5.13%,
1/15/28, Callable 7/3/26 @ 100
*(b)
....... 223,489
Total Yankee Debt Obligations (Cost $4,096,873) .............. 4,195,840
Investment in Affiliates (3.4%)
677,186 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.52%
(c)
.......... 677,186
Total Investment in Affiliates (Cost $677,186) ................. 677,186
Total Investments (Cost $20,119,414) — 101.0% .............. 20,175,084
Net other assets (liabilities) — (1.0)% ..................... (202,767)
Net Assets - 100.0% ................................. $ 19,972,317

Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Strategic Enhanced Yield Fund

See notes to schedules of portfolio investments.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2026, illiquid securities were 1.8% of the Fund's net assets.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2026.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
PLC Public Limited Company
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3-Month

Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Ultra Short Tax-Free Income Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Municipal Bonds ( 97 .7% )
Alaska ( 1 .1% )
$ 100,000 City of Valdez AK Revenue , 1.45% , 12/1/29 ,
Continuously Callable @ 100
(a)
......... $ 100,000
District of Columbia ( 2 .2% )
200,000 Metropolitan Washington Airports Authority
Aviation Revenue , Series D-1 , 1.57% , 10/1/39 ,
Continuously Callable @ 100
(a)
......... 200,000
Florida ( 2 .2% )
200,000 County of Palm Beach FL Revenue , 1.60% ,
7/1/32 , Callable 7/1/26 @ 100
* (a)
........ 200,000
Hawaii ( 3 .3% )
310,000 State of Hawaii, GO , Series EY , 5.00% , 10/1/26 ,
Continuously Callable @ 100 .......... 310,544
Idaho ( 2 .7% )
250,000 Idaho Health Facilities Authority Revenue , 1.10% ,
3/1/48 , Continuously Callable @ 100
(a)
.... 250,000
Illinois ( 10 .8% )
195,000 City of Lincoln IL, GO , 5.00% , 12/1/26 , BAM .. 196,793
350,000 Cook County School District NO 153 Homewood,
GO , 5.00% , 12/15/26 ............... 353,607
450,000 Decatur Park District, GO , 5.00% , 12/15/26 ... 454,251
1,004,651
Indiana ( 9 .0% )
250,000 North West Hendricks Multi-Building Corp.
Revenue , 5.00% , 7/15/26 , ST INTERCEPT .. 250,496
225,000 Southmont School Building Corp. Revenue ,
5.00% , 7/15/26 , ST INTERCEPT ........ 225,428
360,000 Twin Lakes School Building Corp. Revenue ,
5.00% , 7/15/26 , ST INTERCEPT ........ 360,740
836,664
Minnesota ( 5 .4% )
500,000 Duluth Independent School District NO 709, GO ,
4.00% , 9/30/26 , SCHOOL DISTRICT CREDIT
PROGRAM ...................... 501,303
Nevada ( 2 .2% )
200,000 County of Clark NV Revenue , Series A , 2.16% ,
12/1/39 , Continuously Callable @ 100
(a)
... 200,000
New York ( 2 .7% )
250,000 City of New York NY, GO , 1.10% , 4/1/38 ,
Continuously Callable @ 100
(a)
......... 250,000
Shares or
Principal
Amount Security Description Value
Municipal Bonds, continued:
Ohio ( 41 .8% )
$ 400,000 City of Elyria OH, GO , 4.38% , 6/25/26 ...... $ 400,311
450,000 City of Huber Heights OH, GO , 5.00% , 6/25/26 450,552
403,000 City of Marysville OH, GO , Series B , 5.38% ,
8/6/26 ......................... 404,502
500,000 City of Richmond Heights OH, GO , 4.50% ,
7/30/26 , NT STANDBY .............. 501,011
350,000 City of Vandalia OH, GO , 4.75% , 8/18/26 .... 351,049
405,000 Columbiana Exempted Village School District ,
5.00% , 12/1/26 , BAM ............... 409,051
500,000 County of Belmont OH, GO , 4.50% , 8/11/26 .. 501,215
350,000 Village of Oakwood OH, GO , 4.75% , 6/11/26 , NT
STANDBY ....................... 350,188
500,000 Village of Plain City OH, GO , 5.38% , 9/22/26 .. 503,176
3,871,055
Tennessee ( 2 .7% )
250,000 Montgomery County Public Building Authority
Revenue , 1.73% , 11/1/27 , Callable 7/1/26 @
100
* (a)
......................... 250,000
Texas ( 5 .4% )
200,000 City of Austin TX Revenue , Series B , 1.57% ,
11/15/29 , Continuously Callable @ 100
(a)
.. 200,000
300,000 State of Texas, GO , 2.25% , 6/1/50 , Callable
7/1/26 @ 100
* (a)
................... 300,000
500,000
Utah ( 4 .0% )
365,000 Canyons School District, GO , 5.00% , 6/15/27 ,
SCH BD GTY ..................... 374,183
Wisconsin ( 2 .2% )
200,000 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue , 1.55% ,
3/1/31 , Continuously Callable @ 100
(a)
.... 200,000
Total Municipal Bonds (Cost $ 9,051,011 ) ................... 9,048,400
Investment in Affiliates ( 2 .5% )
231,642 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 3.52%
(b)
.......... 231,642
Total Investment in Affiliates (Cost $ 231,642 ) ................. 231,642
Total Investments (Cost $ 9,282,653 ) — 100 .2% ............... 9,280,042
Net other assets (liabilities) — ( 0 .2 ) % ..................... (19,845)
Net Assets - 100.0% ................................. $ 9,260,197
(a) Interest rate is determined by the Remarketing Agent.  The rate presented is the rate in effect at May 31, 2026.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2026.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
BAM Build America Mutual Assurance Company
GO General Obligation
NT STANDBY Northern Trust Standby Letter of Credit
SCH BD GTY School Board Guaranty
ST INTERCEPT State Intercept

Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
World Energy Fund

See notes to schedules of portfolio investments.
Shares or
Principal
Amount Security Description Value
Common Stocks (96.3%)
Aerospace & Defense (2.5%)
20,000 BWX Technologies, Inc. ................ $ 3,917,600
4,500 Curtiss-Wright Corp. .................. 3,364,245
7,281,845
Electric Utilities (0.3%)
11,000 Oklo, Inc., Class A
(a)
.................. 735,680
Electrical Equipment (17.7%)
60,000 ABB, Ltd. ADR ...................... 6,404,400
20,000 Eaton Corp. PLC .................... 8,012,000
14,000 GE Vernova, Inc. ..................... 13,556,480
28,000 nVent Electric PLC ................... 4,675,720
60,000 Schneider Electric SE ADR .............. 3,774,000
42,000 Siemens Energy AG ADR ............... 7,908,180
14,000 Vertiv Holdings Co., Class A ............. 4,419,940
100,000 X-Energy, Inc., Class A
(a)
............... 2,691,000
51,441,720
Energy Equipment & Services (19.8%)
190,000 Baker Hughes Co. .................... 12,137,200
280,000 Halliburton Co. ..................... 10,878,000
300,000 Liberty Energy, Inc., Class A ............. 8,778,000
220,000 SLB, Ltd. ......................... 12,001,000
165,000 TechnipFMC PLC .................... 11,289,300
38,974 Tenaris SA ADR ..................... 2,374,686
57,458,186
Oil, Gas & Consumable Fuels (56.0%)
300,000 APA Corp. ......................... 10,929,000
101,283 Cameco Corp. ...................... 11,414,594
10,000 Centrus Energy Corp., Class A
(a)
.......... 1,824,700
7,152 Cheniere Energy, Inc. .................. 1,608,199
71,000 Chevron Corp. ...................... 12,954,660
110,000 ConocoPhillips ..................... 12,537,800
84,175 Enbridge, Inc. ...................... 4,607,739
120,000 Energy Fuels, Inc.
(a)
................... 2,186,400
39,545 Eni SpA ADR ....................... 2,062,667
90,000 EQT Corp. ......................... 4,943,700
309,315 Equinor ASA ADR .................... 11,132,247
19,991 Exxon Mobil Corp. ................... 2,903,893
22,406 Kinder Morgan, Inc. .................. 696,378
60,000 Marathon Petroleum Corp. .............. 14,926,200
9,007 ONEOK, Inc. ....................... 756,048
25,402 Pembina Pipeline Corp. ................ 1,182,463
78,451 Petroleo Brasileiro SA Petrobras ADR ....... 1,472,525
50,916 Phillips 66 ........................ 8,955,106
71,385 Shell PLC ADR ...................... 6,004,906
8,593 Targa Resources Corp. ................. 2,191,817
26,058 TC Energy Corp. ..................... 1,735,984
2,133 Texas Pacific Land Corp. ............... 838,269
154,863 The Williams Cos., Inc. ................ 11,055,670
160,000 Uranium Energy Corp.
(a)
................ 2,203,200
55,000 Valero Energy Corp. .................. 13,465,100
530,000 Venture Global, Inc., Class A ............. 6,381,200
140,000 Vista Energy Sab de CV ADR
(a)
............ 10,388,000
21,042 Ypf SA ADR
(a)
....................... 1,115,436
162,473,901
Total Common Stocks (Cost $209,319,044) .................. 279,391,332
Corporate Bonds (1.4%)
Electric Utilities (0.3%)
$ 800,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable
11/1/29 @ 103
*(b)
.................. 807,403
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Energy Equipment & Services (0.4%)
$ 715,000 Halliburton Co., 2.92%, 3/1/30, Callable 12/1/29
@ 100
*
......................... $ 672,862
400,000 Schlumberger Holdings Corp., 3.90%, 5/17/28,
Callable 2/17/28 @ 100
*(b)
............ 396,484
1,069,346
Oil, Gas & Consumable Fuels (0.7%)
500,000 APA Corp., 6.10%, 2/15/35, Callable 11/15/34 @
100
*
.......................... 519,655
463,000 Civitas Resources, Inc., 8.75%, 7/1/31, Callable
7/1/26 @ 104
*(b)
................... 484,693
400,000 Comstock Resources, Inc., 6.75%, 3/1/29,
Callable 6/18/26 @ 101
*(b)
............ 393,848
700,000 Continental Resources, Inc., 4.38%, 1/15/28,
Callable 10/15/27 @ 100
*
............ 696,097
2,094,293
Total Corporate Bonds (Cost $3,921,323) ................... 3,971,042
Yankee Debt Obligations (0.8%)
Energy Equipment & Services (0.6%)
759,500 Transocean International, Ltd., 8.75%, 2/15/30,
Callable 7/3/26 @ 104
*(b)
............. 795,757
700,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 6/13/26 @
104
*(b)
......................... 729,047
1,524,804
Oil, Gas & Consumable Fuels (0.2%)
725,000 Enbridge, Inc., 1.60%, 10/4/26, Callable 9/4/26
@ 100
*
......................... 718,422
Total Yankee Debt Obligations (Cost $2,182,587) .............. 2,243,226
Investment in Affiliates (1.2%)
3,534,562 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.52%
(c)
.......... 3,534,562
Total Investment in Affiliates (Cost $3,534,562) ................ 3,534,562
Total Investments (Cost $218,957,516) — 99.7% .............. 289,140,162
Net other assets (liabilities) — 0.3% ...................... 884,014
Net Assets - 100.0% ................................. $ 290,024,176

Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
World Energy Fund

See notes to schedules of portfolio investments.
Concluded
The Adviser has determined that 65.20% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.
(a) Non-income producing security.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2026.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
ADR American Depositary Receipt
PLC Public Limited Company

Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Hedged Equity Income Fund

See notes to schedules of portfolio investments.
Shares Security Description Value
Common Stocks (98.4%)
Banks (5.6%)
2,800 JPMorgan Chase & Co.
+
............... $ 838,068
20,400 Truist Financial Corp. ................. 983,484
1,821,552
Beverages (2.1%)
4,800 PepsiCo, Inc.
+
...................... 692,112
Biotechnology (2.9%)
2,600 AbbVie, Inc.
+
....................... 566,072
2,800 Gilead Sciences, Inc. .................. 376,404
942,476
Broadline Retail (4.2%)
5,100 Amazon.com, Inc.
+(a)
.................. 1,380,264
Capital Markets (6.2%)
600 Blackrock, Inc.
+
..................... 628,128
6,700 Morgan Stanley
+
..................... 1,393,600
2,021,728
Chemicals (1.8%)
2,100 Air Products & Chemicals, Inc.
+
........... 585,102
Communications Equipment (5.3%)
14,300 Cisco Systems, Inc.
+
.................. 1,722,006
Electric Utilities (3.1%)
8,200 Duke Energy Corp. ................... 1,006,386
Electrical Equipment (2.8%)
6,300 Emerson Electric Co.
+
................. 906,066
Ground Transportation (1.4%)
1,700 Union Pacific Corp. ................... 446,488
Health Care Providers & Services (1.4%)
2,300 Cardinal Health, Inc.
+
.................. 452,640
Hotels, Restaurants & Leisure (3.5%)
1,400 Marriott International, Inc., Class A
+
........ 525,840
2,200 McDonald's Corp. ................... 614,240
1,140,080
Household Products (1.5%)
3,300 The Procter & Gamble Co.
+
.............. 473,748
Industrial REITs (1.7%)
14,800 STAG Industrial, Inc. .................. 560,476
Interactive Media & Services (8.2%)
6,100 Alphabet, Inc., Class C
+
................ 2,296,223
600 Meta Platforms, Inc., Class A ............ 379,506
2,675,729
Machinery (2.6%)
400 Caterpillar, Inc. ...................... 350,348
1,300 Snap-on, Inc.
+
...................... 482,573
832,921
Shares Security Description Value
Common Stocks, continued:
Metals & Mining (2.3%)
8,500 BHP Group, Ltd. ADR
+
................. $ 755,735
Oil, Gas & Consumable Fuels (5.1%)
3,100 ConocoPhillips
+
..................... 353,338
7,500 Phillips 66
+
........................ 1,319,100
1,672,438
Pharmaceuticals (3.7%)
4,800 AstraZeneca PLC
+
.................... 891,216
300 Eli Lilly & Co.
+
...................... 331,500
1,222,716
Semiconductors & Semiconductor Equipment (16.6%)
3,300 Broadcom, Inc.
+
..................... 1,474,341
1,800 Lam Research Corp.
+
.................. 572,724
8,400 NVIDIA Corp.
+
...................... 1,773,576
3,300 NXP Semiconductors NV
+
............... 1,060,455
1,700 Texas Instruments, Inc.
+
................ 519,656
5,400,752
Software (4.0%)
2,900 Microsoft Corp.
+
..................... 1,305,696
Specialty Retail (2.0%)
2,100 The Home Depot, Inc. ................. 665,994
Technology Hardware, Storage & Peripherals (6.0%)
6,300 Apple, Inc.
+
........................ 1,965,978
Trading Companies & Distributors (4.4%)
14,700 Fastenal Co.
+
....................... 649,740
7,100 MSC Industrial Direct Co., Inc.
+
........... 777,237
1,426,977
Total Common Stocks (Cost $21,470,432) ................... 32,076,060
Purchased Options ( 0.5% )
^
6 S&P 500 Index ...................... 53,922
4 S&P 500 Index ...................... 41,000
3 S&P 500 Index ...................... 38,310
3 S&P 500 Index ...................... 47,430
Total Purchased Options (Cost $375,176) ................... 180,662
Investment in Affiliates (1.8%)
576,805 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.52%
(b)
.......... 576,805
Total Investment in Affiliates (Cost $576,805) ................. 576,805
Total Investments (Cost $22,422,413) — 100.7% .............. 32,833,527
Net other assets (liabilities) — (0.7)% ..................... (238,849)
Net Assets - 100.0% ................................. $ 32,594,678
(a) Non-income producing security.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2026.
^ See Options table below for more details.
+ All or a portion of this security has been pledged as collateral for outstanding call options written.
ADR American Depositary Receipt
PLC Public Limited Company

Schedule of Portfolio Investments
May 31, 2026 (Unaudited)
Hedged Equity Income Fund

See notes to schedules of portfolio investments.
Concluded
At May 31, 2026, the Fund's exchange-traded options purchased were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Value
S&P 500 Index Put 6,250.00 USD 12/31/26 6 $ 37,500 $ 53,922
S&P 500 Index Put 6,150.00 USD 2/19/27 4 24,600 41,000
S&P 500 Index Put 6,275.00 USD 3/19/27 3 18,825 38,310
S&P 500 Index Put 6,425.00 USD 4/16/27 3 19,275 47,430
Total (Cost $375,176) $ 180,662
At May 31, 2026, the Fund's exchange-traded options written were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Value
Abbvie, Inc. Call 240.00 USD 7/17/26 13 $ 3,120 $ (1,976)
Air Products Chemicals, Inc. Call 330.00 USD 6/18/26 8 2,640 (56)
Alphabet, Inc. Call 445.00 USD 6/18/26 31 13,795 (899)
Amazon Com, Inc. Call 305.00 USD 6/18/26 11 3,355 (671)
Apple, Inc. Call 325.00 USD 6/18/26 29 9,425 (5,916)
AstraZeneca PLC ADR Call 185.00 USD 7/17/26 30 5,550 (26,700)
BHP Group, Ltd. Call 95.00 USD 6/18/26 43 4,085 (4,601)
BHP Group, Ltd. Call 105.00 USD 7/17/26 42 4,410 (2,940)
BlackRock, Inc. Call 1,190.00 USD 6/18/26 3 3,570 (15)
Broadcom, Inc. Call 530.00 USD 6/18/26 17 9,010 (9,520)
Cardinal Health, Inc. Call 230.00 USD 7/17/26 12 2,760 (480)
Cisco Systems, Inc. Call 105.00 USD 6/18/26 72 7,560 (120,240)
ConocoPhillips Call 150.00 USD 6/18/26 16 2,400 (16)
ELI Lilly Co. Call 1,340.00 USD 7/17/26 2 2,680 (890)
Emerson Electric Co. Call 155.00 USD 7/17/26 32 4,960 (8,320)
Fastenal Co. Call 50.00 USD 6/18/26 74 3,700 (148)
JPMorgan Chase Co. Call 345.00 USD 6/18/26 15 5,175 (165)
Lam Research Corp. Call 370.00 USD 6/18/26 6 2,220 (2,874)
Lam Research Corp. Call 450.00 USD 7/17/26 6 2,700 (2,220)
Marriott International, Inc. Md Call 430.00 USD 6/18/26 4 1,720 (40)
Microsoft Corp. Call 490.00 USD 7/17/26 15 7,350 (10,770)
Morgan Stanley Call 220.00 USD 6/18/26 34 7,480 (4,386)
MSC Industrial Direct Co. Call 110.00 USD 6/18/26 36 3,960 (4,140)
NVIDIA Corp. Call 265.00 USD 6/18/26 21 5,565 (588)
Nxp Semiconductors NV Call 300.00 USD 6/18/26 14 4,200 (42,280)
PepsiCo, Inc. Call 175.00 USD 7/17/26 24 4,200 (456)
Phillips 66 Call 195.00 USD 8/21/26 38 7,410 (18,620)
Procter Gamble Co. The Call 160.00 USD 7/17/26 15 2,400 (1,215)
Snap On, Inc. Call 420.00 USD 6/18/26 5 2,100 (25)
Texas Instruments, Inc. Call 370.00 USD 7/17/26 9 3,330 (4,275)
Total (Premiums $(181,220)) $ (275,442)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Notes to Schedules of Portfolio Investments
May 31, 2026 (Unaudited)

1. Restricted Securities:
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the
Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of May 31, 2026 are identified below:
2. Affiliated Transactions:
A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending
May 31, 2026 is noted below:
Security Acquisition Date
(a)
Acquisition
Cost
Principal
Amount Value
Strategic Enhanced Yield Fund:
Brean Asset - Backed Securities Trust, Series 2021-RM1, Class M1, 1.60%, 10/25/63 , Callable
9/25/27 @ 100 ................................................... 3/25/21 3 43 , 293 3 74 , 129 351 ,126
(a) Acquisition date represents the initial purchase date of the security .
Fund
Value
8/31/25 Purchases Sales
Value
5/31/26
Shares as of
5/31/26
Dividend
Income
Limited Duration Fund
.................................
$ 2,822,563 $ 14 , 08 7 , 229 $ ( 15 , 929 , 592 ) $ 9 80 , 200 9 80 , 200 $ 35 , 15 4
Bond Fund
........................................
3,109,155 3 5, 346 , 980 ( 34 , 330 , 13 7 ) 4 , 125 , 998 4 , 125 , 99 8 72 , 844
Strategic Enhanced Yield Fund
...........................
147,463 10 ,7 94 , 253 ( 10 , 264 , 530 ) 677 ,18 6 677 ,18 6 11 , 44 7
Ultra Short Tax-Free Income Fund
.........................
16,584 11 , 601 , 156 ( 11 , 386 , 09 8) 2 3 1 , 64 2 2 3 1 , 6 4 2 11 , 370
World Energy Fund
...................................
1,806,560 91 , 056 , 084 ( 89 , 328 , 082 ) 3 , 5 34 , 562 3 , 5 34 , 562 75 , 239
Hedged Equity Income Fund
.............................
563,370 8 , 905 , 747 ( 8 , 892 , 31 2 ) 5 7 6 , 805 5 7 6 , 805 17 , 372
$ 8,465,695 $ 171 , 791 , 449 $ ( 170 , 130 , 7 51 ) $ 10 , 1 26 , 39 3 10 , 1 26 , 39 3 $ 223 ,4 26